Subsequent Events (Tables)	12 Months Ended
Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent Events - Schedule of Derivative Instruments (Table)

Counterparty	Trading Date	Inception	Maturity	Fixed Interest Rate	Notional amount as of inception
SEB	Feb-21	26 April 2021	26 January 2026	0.45%	$37,050
ABN	Feb-21	20 March 2021	20 December 2023	0.31%	$84,548